Discontinued Operations - Sale of E-Core	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Discontinued Operations - Sale of E-Core
Discontinued Operations - Sale of E-Core

Note 18. Discontinued Operations – Sale of E-Core

E-Core, Technology Inc. and its subsidiaries

On August 1, 2024, the Company closed a sale transaction in which, effective as of June 30, 2024, it sold 100% of the outstanding stock of its wholly owned subsidiary E-Core Technology, Inc., a Florida corporation (d/b/a New England Technology, Inc.) (“E-core”), to E-Core Holdings, LLC, a Florida limited liability company (the “Buyer”) pursuant to the terms of an Agreement to Unwind Securities Purchase Agreement dated July 31, 2024 (the “Agreement”).  The principals of the Buyer are the three individuals from whom the Company acquired E-core in October 2022.  The purchase price in the transaction was $2,000,000 paid by the Buyer to the Company at closing.  In addition, in connection with the closing of the transaction (i) the Company was released as a guarantor from E-core’s commercial loan facility, and (ii) all subordinated promissory notes issued by the Company in connection with the Company’s initial acquisition of E-core were cancelled and any outstanding principal and interest thereunder was deemed paid in full.  The Agreement contains standard representations and warranties, conditions to closing, and covenants, for a transaction of this nature.

Accordingly, the results of the business were classified as discontinued operations in our statements of operations and excluded from both continuing operations and segment results for all periods presented.  Discontinued operations of E-core excluded in the condensed consolidated financial statements for the three and nine months ended March 31, 2024 are as follows:

Summary of discontinued operations:

	Three Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2024
Discontinued Operations
Revenue	$9,221,715	$38,625,335
Cost of sales	$7,606,275	$33,168,260
Sales, general and administrative expenses	$1,100,054	$3,371,876
Depreciation and amortization	$403,875	$1,211,625
Other expenses	$74,666	$2,476
Income from discontinued operations	$186,177	$871,098
Accounts receivable net of allowance for doubtful accounts	$4,219,460	$4,219,460
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$25,184,866	$25,184,866
Total liabilities	$5,471,259	$5,471,259

Note 19. Discontinued Operations – Sale of E-Core

E-Core, Technology Inc. and its subsidiaries

On October 21, 2022, the Company acquired E-Core Technology, Inc. (“E-Core”) d/b/a New England Technology, Inc., a Florida corporation (“New England Technology”).

The following table summarizes the consideration transferred to acquire E-Core and the amount of identified assets acquired, and liabilities assumed at the acquisition date.

Fair value of consideration transferred:

Cash	$100,000
Cash payment, 120 days	3,000,000
Note payable	5,189,718
Note payable 2	4,684,029
Convertible note payable, convertible at $4.81 per common share	2,418,860
Common stock, 1,247,402 shares valued at $4.81 per common share, the calculated closing price on October 21, 2022	6,000,000
$21,039,765

Recognized amounts of identifiable assets acquired, and liabilities assumed:

Cash	$1,014,610
Accounts receivable	6,699,945
Inventory	7,750,011
Prepaid expenses	75,721
Trade name	1,727,249
Customer relationships	5,080,305
Accrued liabilities	(192,051)
Line of credit	(7,201,079)
Total identifiable net assets	$14,635,673
Goodwill	$6,404,092

The business was acquired through membership interest purchase agreement on October 21, 2022.  There was no contingent consideration payable under the asset purchase agreement, although a provision was used to adjust the purchase price based on the final working capital transferred to the Company.  The purchase price was decreased by $33,803, net and was repaid to the Company with an adjustment to the $3,000,000 cash payment.  The final purchase price allocation was completed by an independent consulting firm and is no longer subject to change.

The three notes payable were discounted by $2,707,393.  The discount amortization for the year ended June 30, 2024 and June 30, 2023 was $1,112,676 and $969,098, respectively.

On August 1, 2024, the Company closed a sale transaction in which, effective as of June 30, 2024, it sold 100% of the outstanding stock of its wholly owned subsidiary E-Core Technology, Inc., a Florida corporation (d/b/a New England Technology, Inc.) (“E-core”), to E-Core Holdings, LLC, a Florida limited liability company (the “Buyer”) pursuant to the terms of an Agreement to Unwind Securities Purchase Agreement dated July 31, 2024 (the “Agreement”).  The principals of the Buyer are the three individuals from whom the Company acquired E-core in October 2022.  The purchase price in the transaction was $2,000,000 paid by the Buyer to the Company at closing.  In addition, in connection with the closing of the transaction (i) the Company was released as a guarantor from E-core’s commercial loan facility, and (ii) all subordinated promissory notes issued by the Company in connection with the Company’s initial acquisition of E-core were cancelled and any outstanding principal and interest thereunder was deemed paid in full.  The Agreement contains standard representations and warranties, conditions to closing, and covenants, for a transaction of this nature.

Summary of discontinued operations:

	Years ended June 30,
	2024	2023
Discontinued Operations
Revenue	$8,707,268	$36,623,864
Cost of sales	$2,051,854	$30,334,483
Sales, general and administrative expenses	$6,076,257	$4,026,910
Depreciation and amortization	$425,263	$1,144,313
Other expenses	$(59,742)	$37,824
Income from discontinued operations	$213,636	$1,080,379
Accounts receivable net of allowance for doubtful accounts	$-	$5,796,903
Fixed assets, net of accumulated depreciation	$-	$-
Total assets	$-	$22,400,484
Total liabilities	$-	$3,401,983

Fair value of consideration the Company was paid:

Acquisition payable, paid August 5, 2024	$2,000.000
Assumption of debt and accrued interest	10,636,309
$12,636,309

Recognized amounts of identifiable assets, liabilities and intangible assets transferred:

Cash	$51,976
Accounts receivable	5,301,212
Inventory	1,870,687
Prepaid expenses	56,476
Fixed assets	-
Liabilities	(3,428,549)
Total identifiable assets	3,851,802
Total goodwill and intangible assets	10,521,833
Total assets transferred	14,373,635
Purchase price	$12,636,309
Loss on sale of E-core	$1,737,326